DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into two types of derivatives to hedge its interest rate exposure and foreign currency exposure: hedges of fair value exposures and hedges of cash flow exposures.  Fair value exposures relate to recognized assets or liabilities and firm commitments, while cash flow exposures relate to the variability of future cash flows associated with recognized assets or liabilities or forecasted transactions.

The Company operates internationally, with manufacturing and sales facilities in various locations around the world, and uses certain financial instruments to manage its foreign currency, interest rate and fair value exposures.  To qualify a derivative as a hedge at inception and throughout the hedge period, the Company formally documents the nature and relationships between hedging instruments and hedged items, as well as its risk-management objectives and strategies for undertaking various hedge transactions, and the method of assessing hedge effectiveness.  Additionally, for hedges of forecasted transactions, significant characteristics and expected terms of a forecasted transaction must be specifically identified, and it must be probable that each forecasted transaction will occur.  If it is deemed probable the forecasted transaction will not occur, then the gain or loss would be recognized in current earnings.  Financial instruments qualifying for hedge accounting must maintain a specified level of effectiveness between the hedging instrument and the item being hedged, both at inception and throughout the hedged period.  The Company does not engage in trading or other speculative use of financial instruments.

The Company has used and may use forward contracts and options to mitigate its exposure to changes in foreign currency exchange rates on third party and intercompany forecasted transactions.  Primary currencies to which the Company is exposed are the Euro, British Pound and Australian Dollar.  The effective portion of unrealized gains and losses associated with forward contracts and the intrinsic value of option contracts are deferred as a component of Accumulated other comprehensive income (“AOCI”) until the underlying hedged transactions are reported in the Company’s Consolidated Statement of Income (Loss).

The Company has used and may use interest rate swaps to mitigate its exposure to changes in interest rates related to existing issuances of variable rate debt and changes in the fair value of fixed rate debt.  Primary exposure includes movements in the U.S. prime rate and London Interbank Offered Rate (“LIBOR”). The effective portion of interest rate derivatives designated as cash flow hedges is deferred in AOCI and is recognized in earnings as hedged transactions occur.  Changes in fair value associated with contracts deemed ineffective are recognized in earnings immediately.

In the Consolidated Statement of Income (Loss), the Company records hedging activity related to debt instruments and hedging activity related to foreign currency in the accounts for which the hedged items are recorded.  On the Consolidated Statement of Cash Flows, the Company presents cash flows from hedging activities in the same manner as it records the underlying item being hedged.

The Company is party to currency exchange forward contracts that generally mature within one year to manage its exposure to changing currency exchange rates.  At December 31, 2016, the Company had $245.5 million notional amount of currency exchange forward contracts outstanding that were initially designated as hedge contracts, most of which mature on or before December 31, 2017.  The fair market value of these contracts at December 31, 2016 was a net loss of $2.6 million.  At December 31, 2016, $194.0 million notional amount ($2.7 million of fair value losses) of these forward contracts have been designated as, and are effective as, cash flow hedges of forecasted and specifically identified transactions.  During 2016 and 2015, the Company recorded the change in fair value for these cash flow hedges to AOCI and reclassified to earnings a portion of the deferred gain or loss from AOCI as the hedged transactions occurred and were recognized in earnings.

The Company records foreign exchange contracts at fair value on a recurring basis.   The foreign exchange contracts designated as hedging instruments are categorized under Level 2 of the ASC 820 hierarchy and are recorded at December 31, 2016 and 2015 as a net liability of $2.6 million and a net asset of $3.1 million, respectively.  See Note B – “Basis of Presentation,” for an explanation of the ASC 820 hierarchy. Fair values of these foreign exchange forward contracts are derived using quoted forward foreign exchange prices to interpolate values of outstanding trades at the reporting date based on their maturities.

The Company uses forward foreign exchange contracts to mitigate its exposure to changes in foreign currency exchange rates on third party and intercompany forecasted transactions and balance sheet exposures. Certain of these contracts have not been designated as hedging instruments. The majority of gains and losses recognized from foreign exchange contracts not designated as hedging instruments were offset by changes in the underlying hedged items, resulting in no material net impact on earnings. Changes in the fair value of derivative financial instruments are recognized as gains or losses in Cost of goods sold or Other income (expense) - net in the Consolidated Statement of Income (Loss).

Concurrent with the 2014 sale of a majority stake in A.S.V., Inc. to Manitex International, Inc. (“Manitex”), the Company invested in a subordinated convertible promissory note from Manitex, which included an embedded derivative, the conversion feature. At the date of issuance, the embedded derivative was measured at fair value. The derivative is categorized under Level 2 of the ASC 820 hierarchy and marked-to-market each period with changes in fair value recorded in Other income (expense) - net in the Consolidated Statement of Income (Loss).

The Company entered into certain interest rate swap agreements to offset the variability of cash flows due to changes in the floating rate of borrowings under its Securitization Facility, which was terminated on May 31, 2016. See Note O – “Long-Term Obligations,” for additional information on the Securitization Facility. The interest rate swaps were designated as cash flow hedges of the changes in the cash flows of interest rate payments on debt associated with changes in floating interest rates. Changes in the fair value of these derivative financial instruments were recognized as gains or losses in Cost of goods sold in the Consolidated Statement of Income (Loss). The Company recorded these contracts at fair value on a recurring basis.  At December 31, 2016 the Company had no interest rate swap contracts outstanding, because it terminated the Securitization Facility and concurrently settled its outstanding interest rate swap contracts. The interest rate swap contracts designated as hedging instruments were categorized under Level 2 of the ASC 820 hierarchy and were recorded at December 31, 2015 as a net asset of $0.2 million. The fair value of these contracts was derived using quoted interest rate swap prices at the reporting date based on their maturities.

During 2016, the Company entered into forward foreign currency contracts, with notional value of $100.0 million, in connection with the sale of MHPS to Konecranes to hedge against its exposure to changes in the Euro to U.S. dollar exchange rate, as part of the proceeds from sale was received in Euros. The derivatives are categorized under Level 2 of the ASC 820 hierarchy and fair value is derived using quoted forward foreign exchange prices to interpolate values of outstanding trades at the reporting date based on their maturities. Fair value measurement resulted in a gain of $2.0 million recorded in Other income (expense) - net in the Consolidated Statement of Income (Loss).

The following table provides the location and fair value amounts of derivative instruments designated as hedging instruments that are reported in the Consolidated Balance Sheet (in millions):

Asset Derivatives	Balance Sheet Account	December 31, 2016	December 31, 2015
Foreign exchange contracts	Other current assets	$4.2	$4.0
Interest rate swap	Other assets	—	0.9
Total asset derivatives		$4.2	$4.9
Liability Derivatives
Foreign exchange contracts	Other current liabilities	(6.8)	(0.8)
Interest rate swap	Other current liabilities	—	(0.7)
Total liability derivatives		$(6.8)	$(1.5)
Total Derivatives		$(2.6)	$3.4

The following table provides the location and fair value amounts of derivative instruments not designated as hedging instruments that are reported in the Consolidated Balance Sheet (in millions):

Asset Derivatives	Balance Sheet Account	December 31, 2016	December 31, 2015
Foreign exchange contracts	Other current assets	$2.6	$0.5
Debt conversion feature	Other assets	1.1	1.1
Total asset derivatives		$3.7	$1.6
Liability Derivatives
Foreign exchange contracts	Other current liabilities	(1.2)	(0.2)
Total liability derivatives		$(1.2)	$(0.2)
Total Derivatives		$2.5	$1.4

The following tables provide the effect of derivative instruments that are designated as hedges in the Consolidated Statements of Income (Loss), Comprehensive Income (Loss) and AOCI (in millions):

Gain (Loss) Recognized on Derivatives in AOCI:	Year Ended December 31,
Cash Flow Derivatives	2016	2015	2014
Foreign exchange contracts	$(4.5)	$2.8	$(3.4)
Interest rate swap	(0.2)	0.2	—
Total	$(4.7)	$3.0	$(3.4)

Gain (Loss) Reclassified from AOCI into Income (Loss) (Effective):	Year Ended December 31,
Account	2016	2015	2014
Cost of goods sold	$(2.0)	$1.6	$2.5

Gain (Loss) Recognized on Derivatives (Ineffective) in Income (Loss):	Year Ended December 31,
Account	2016	2015	2014
Cost of goods sold	$1.0	$2.3	$(1.3)
Other income (expense) – net	$—	$(0.1)	$0.5
Total	$1.0	$2.2	$(0.8)

The following table provides the effect of derivative instruments that are not designated as hedges in the Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) (in millions):

Gain (Loss) Recognized in Income on Derivatives not designated as hedges:	Year Ended December 31,
Account	2016	2015	2014
Other income (expense) – net	0.9	(3.4)	0.5

Counterparties to the Company’s currency exchange forward contracts and interest rate swap agreements are major financial institutions with credit ratings of investment grade or better and no collateral is required.  There are no significant risk concentrations.  Management continues to monitor counterparty risk and believes the risk of incurring losses on derivative contracts related to credit risk is unlikely and any losses would be immaterial.

Unrealized net gains (losses), net of tax, included in AOCI are as follows (in millions):

	Year Ended December 31,
	2016	2015	2014
Balance at beginning of period	$2.3	$(0.7)	$2.7
Additional gains (losses) – net	(5.7)	9.2	(1.4)
Amounts reclassified to earnings	1.0	(6.2)	(2.0)
Balance at end of period	$(2.4)	$2.3	$(0.7)

Within the unrealized net gains (losses) included in AOCI as of December 31, 2016, it is estimated that $2.4 million of losses are expected to be reclassified into earnings in the next twelve months.